Sungy Mobile Limited (Parent Company)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Sungy Mobile Limited (Parent Company)
18	Sungy Mobile Limited (Parent Company)

The following presents condensed financial information of the Parent Company only.

Condensed balance sheets

	December 31,
	2012	2013
	RMB	RMB
Cash	14,121,730	705,047,599
Prepaid expenses and other current assets	—	2,234,180
Investment in and amounts due from subsidiaries	126,730,258	236,814,824

Total assets	140,851,988	944,096,603

Accrued expenses and other current liabilities	—	3,320,945
Amounts due to subsidiaries	23,166,393	105,785,121

Total liabilities	23,166,393	109,106,066

Redeemable Series A convertible preferred shares	21,940,700	—
Redeemable Series B convertible preferred shares	159,973,556	—
Redeemable Series C convertible preferred shares	265,213,659	—
Ordinary shares	42,360	133,483
Additional Paid-in Capital	—	1,111,259,393
Accumulated other comprehensive income	40,335,417	45,021,487
Accumulated deficit	(369,820,097)	(321,423,826)

Total shareholders’ equity (deficit)	(329,442,320)	834,990,537

Commitments and contingencies	—	—

Total liabilities, redeemable convertible preferred shares and shareholders’ equity (deficit)	140,851,988	944,096,603

Condensed statements of comprehensive income (loss)

	2011	2012	2013
	RMB	RMB	RMB
Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
Operating expenses	(856,602)	(460,046)	(20,844,955)

Operating loss	(856,602)	(460,046)	(20,844,955)
Change in fair value of warrants	(2,356,037)	—	—
Share of earnings (loss) of subsidiaries	(39,563,403)	15,628,070	112,659,847

Income (loss) before income taxes	(42,776,042)	15,168,024	91,814,892

Income tax expense	—	—	—

Net income (loss)	(42,776,042)	15,168,024	91,814,892

Foreign currency translation adjustment, net of nil income taxes	18,113,956	1,334,554	4,686,070

Comprehensive income (loss)	(24,662,086)	16,502,578	96,500,962

Condensed statements of cash flows

	2011	2012	2013
	RMB	RMB	RMB
Net cash used in operating activities	(9,508)	(157,634)	(7,591,906)

Investing activities:
Cash contribution into a subsidiary	—	(15,738,400)	—

Net cash used in investing activities	—	(15,738,400)	—

Financing activities:
Cash received on behalf of subsidiaries and variable interest entity	1,126,824	16,055,569	73,410,999
Payment of issuance cost of ordinary shares in connection with IPO	—	—	(9,444,448)
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514	—	—	515,076,220
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO	—	—	122,766,552
Payment for repurchase of ordinary shares	—	—	(2,500,354)
Exercise of share options	—	—	2,123
Proceeds from exercise of liability classified warrants	12,977,201	—	—

Net cash provided by financing activities	14,104,025	16,055,569	699,311,092

Effect of foreign currency exchange rate changes on cash	(377,470)	(36,877)	(793,317)
Net increase in cash	13,717,047	122,658	690,925,869
Cash at beginning of year	282,025	13,999,072	14,121,730

Cash at end of year	13,999,072	14,121,730	705,047,599